NOTE 16 – COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	May 31, 2022	May 31, 2021	May 31, 2022	May 31, 2021	Aug. 31, 2021	Aug. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Operating Leases, Rent Expense, Net	$ 82,527	$ 21,612	$ 135,648	$ 69,905	$ 92,981	$ 79,488
Short-Term Lease Commitment, Amount	$ 1,171,693		1,171,693		48,822
Other Commitment, to be Paid, Year One					48,822
Lease, Cost			$ 215,604	$ 71,665	$ 94,570